Insurance Risks	6 Months Ended
Jun. 30, 2011
Insurance Risks
Insurance Risks

NOTE 8—INSURANCE RISKS

The Company insures a substantial portion of its professional liability risks and workers compensation risks through its wholly owned limited purpose insurance subsidiary. Provisions for loss for these risks are based upon management's best available information including actuarially determined estimates.

The allowance for professional liability risks includes an estimate of the expected cost to settle reported claims and an amount, based upon past experiences, for losses incurred but not reported. These liabilities are necessarily based upon estimates and, while management believes that the provision for loss is adequate, the ultimate liability may be in excess of, or less than, the amounts recorded. To the extent that expected ultimate claims costs vary from historical provisions for loss, future earnings will be charged or credited.

The provision for loss for insurance risks, including the cost of coverage maintained with unaffiliated commercial insurance carriers, follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Professional liability:
Continuing operations	$16,871	$15,568	$34,631	$32,838
Discontinued operations	(942)	(394)	(821)	(829)
Workers compensation:
Continuing operations	$14,081	$10,716	$27,149	$21,714
Discontinued operations	(219)	(242)	(520)	(1,001)

A summary of the assets and liabilities related to insurance risks included in the accompanying unaudited condensed consolidated balance sheet follows (in thousands):

	June 30, 2011			December 31, 2010
	Professional liability	Workers compensation	Total	Professional liability	Workers compensation	Total
Assets:
Current:
Insurance subsidiary investments	$38,876	$22,643	$61,519	$54,162	$22,591	$76,753
Reinsurance recoverables	258	—	258	265	—	265
Other	—	320	320	—	319	319

	39,134	22,963	62,097	54,427	22,910	77,337
Non-current:
Insurance subsidiary investments	46,602	64,031	110,633	38,635	62,575	101,210
Reinsurance and other recoverables	42,987	—	42,987	41,752	3,222	44,974
Deposits	3,643	1,623	5,266	3,000	1,313	4,313
Other	—	43	43	—	44	44

	93,232	65,697	158,929	83,387	67,154	150,541

	$132,366	$88,660	$221,026	$137,814	$90,064	$227,878

Liabilities:
Allowance for insurance risks:
Current	$40,583	$28,524	$69,107	$41,555	$24,676	$66,231
Non-current	227,986	69,816	297,802	207,669	59,504	267,173

	$268,569	$98,340	$366,909	$249,224	$84,180	$333,404

Provisions for loss for professional liability risks retained by the Company's limited purpose insurance subsidiary have been discounted based upon actuarial estimates of claim payment patterns using a discount rate of 1% to 5% depending upon the policy year. The discount rate was 1% for the 2011 and 2010 policy years. The discount rates are based upon the risk free interest rate for the respective year. Amounts equal to the discounted loss provision are funded annually. The Company does not fund the portion of professional liability risks related to estimated claims that have been incurred but not reported. Accordingly, these liabilities are not discounted. If the Company did not discount any of the allowances for professional liability risks, these balances would have approximated $271.7 million at June 30, 2011 and $252.6 million at December 31, 2010.

Provisions for loss for workers compensation risks retained by the Company's limited purpose insurance subsidiary are not discounted and amounts equal to the loss provision are funded annually.